Document and Entity Information Statement	Jul. 18, 2019
Entity Information [Line Items]
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jul. 18, 2019
Entity Registrant Name	WEBSTER FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31486
Entity Tax Identification Number	06-1187536
Entity Address, Address Line One	145 Bank Street
Entity Address, City or Town	Waterbury
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06702
City Area Code	203
Local Phone Number	578-2202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000801337
Entity Emerging Growth Company	false
Common Class A [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	WBS
Security Exchange Name	NYSE
Series F Preferred Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series F Non-Cumulative Perpetual Preferred Stock
Trading Symbol	WBS-F
Security Exchange Name	NYSE